Note 6. Income Taxes	6 Months Ended	12 Months Ended
	Mar. 31, 2019	Sep. 30, 2018
Notes
Note 6. Income Taxes

Note 6. Income Taxes

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Company’s deferred tax assets at March 31, 2019 and September 30, 2018 are as follows:

	March 31, 2019	September 30, 2018
Deferred tax assets:
Net operating loss carryforwards	$256,499	$250,557

Total deferred tax assets	256,499	250,557

Less: valuation allowance	(256,499)	(250,557)

Net deferred tax asset	$—	$—

The net increase in the valuation allowance for deferred tax assets was $10,867 and $0 for the years ended September 30, 2018 and 2017. The Company evaluates its valuation allowance on an annual basis based on projected future operations. When circumstances change and this causes a change in management’s judgment about the realizability of deferred tax assets, the impact of the change on the valuation allowance is reflected in current operations.

For federal income tax purposes, the Company has net U.S. operating loss carry forwards at March 31, 2019 available to offset future federal taxable income, if any, of $744,175, which will fully expire by the fiscal year ended September 30, 2038.  Accordingly, there is no current tax expense for the six months ended March 31, 2019 and 2018.

The utilization of the tax net operating loss carry forwards may be limited due to ownership changes that have occurred as a result of sales of common stock.

The effects of state income taxes were insignificant for the six months ended March 31, 2019 and 2018.

The following is a reconciliation between expected income tax benefit and actual, using the applicable statutory income tax rate of 21% and 34% for the six months ended March 31, 2019 and 2018, respectively:

	Six Months Ended
	March 31,
	2019	2018

Income tax benefit at statutory rate	$5,942	$505
Change in valuation allowance	(5,942)	(505)
	$-	$-

The fiscal years 2012 through 2018 remain open to examination by federal authorities and other jurisdictions in which the Company operates.

On December 22, 2017, the Tax Cuts and Jobs Act was enacted.  This law substantially amended the Internal Revenue Code, including reducing the U.S. corporate tax rates.  Upon enactment, the Company’s deferred tax asset and related valuation allowance decreased by $110,223 to $150,334. As the deferred tax asset is fully allowed for, this change in rates had no impact on the Company’s financial position or results of operations.

Note 6. Income Taxes

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Company’s deferred tax assets at September 30, 2018 and 2017 are as follows:

	Year Ended
	September 30,
	2018	2017
Deferred tax assets:
Net operating loss carryforwards	$250,557	$250,557

Total deferred tax assets	250,557	250,557

Less: valuation allowance	(250,557)	(250,557)

Net deferred tax asset	$—	$—

The net increase in the valuation allowance for deferred tax assets was $10,867 and $0 for the years ended September 30, 2018 and 2017. The Company evaluates its valuation allowance on an annual basis based on projected future operations. When circumstances change and this causes a change in management’s judgment about the realizability of deferred tax assets, the impact of the change on the valuation allowance is reflected in current operations.

For federal income tax purposes, the Company has net U.S. operating loss carry forwards at September 30, 2018 available to offset future federal taxable income, if any, of $715,878, which will fully expire by the fiscal year ended September 30, 2038.  Accordingly, there is no current tax expense for the years ended September 30, 2018 and 2017.

The utilization of the tax net operating loss carry forwards may be limited due to ownership changes that have occurred as a result of sales of common stock.

The effects of state income taxes were insignificant for the years ended September 30, 2018 and 2017.

The following is a reconciliation between expected income tax benefit and actual, using the applicable statutory income tax rate of 34% for the years ended September 30, 2018 and 2017:

	Year Ended
	September 30,
	2018	2017

Income tax benefit at statutory rate	$10,867	$-
Change in valuation allowance	(10,867)	(-)
	$-	$-

The fiscal years 2012 through 2018 remain open to examination by federal authorities and other jurisdictions in which the Company operates.

On December 22, 2017, the Tax Cuts and Jobs Act was enacted.  This law substantially amended the Internal Revenue Code, including reducing the U.S. corporate tax rates.  Upon enactment, the Company’s deferred tax asset and related valuation allowance decreased by $110,223 to $150,334. As the deferred tax asset is fully allowed for, this change in rates had no impact on the Company’s financial position or results of operations.